Hartford Schroders International Contrarian Value Fund Expense Example, No Redemption - Hartford Schroders International Contrarian Value Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	641
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	$ 2,410